Summary of significant accounting policies - Risks and Concentration (Details) - Customer concentration risk	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable - third parties, net | Zhejiang Geely Holding Group
Summary of significant accounting policies
Concentration risk percentage	86.30%	95.80%
Accounts payable | Supplier B, a third party
Summary of significant accounting policies
Concentration risk percentage	25.30%	13.80%
Total purchase | Supplier B, a third party
Summary of significant accounting policies
Concentration risk percentage	21.00%	10.00%	10.00%